Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Total accounts payable and accrued liabilities	$ 5,554,424	$ 1,730,308